SELECTED SUPPLEMENTARY STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Income Statement Elements [Abstract]
Schedule of Financial and Other Income (Expenses), Net

	Year ended December 31,
	2021	2020	2019
Finance expenses:

Interest in respect credit cards and bank fees	$4,702	$3,254	$3,342
Interest in respect of loans	2,035	1,053	568
Amortization/accretion of premium/discount on marketable securities	200	161	-
Realized gain/loss from marketable securities	134	11	-
Changes in derivatives fair value	-	3,427	-
Foreign exchange transactions losses	6,023	7,128	6,578

	13,094	15,034	10,488
Finance income:

Interest in respect of cash and cash equivalent and short-term bank deposits	147	657	1,018
Changes in derivatives fair value	4,950	-	33
Interest income from marketable securities	407	213	-
Foreign exchange transactions gains	-	3,965	3,859

	5,504	4,835	4,910

Finance expenses, net	$7,590	$10,199	$5,578

Schedule of Computation of Basic and Diluted Net Earnings Per Share

Numerator:

	Year ended December 31,
	2021	2020	2019

Net income attributable to controlling interest, as reported	$18,966	$7,218	$12,862
Adjustment to redemption value of non-controlling interest	(1,399)	-	-

Numerator for basic and diluted net income per share	$17,567	$7,218	$12,862

Denominator:

	Year ended December 31,
	2021	2020	2019

Denominator for basic income per share	34,462	34,419	34,384
Effect of dilutive stock based awards	108	55	76

Denominator for diluted income per share	34,570	34,474	34,460

Earnings per share:

Basic and diluted earnings per share	$0.51	$0.21	$0.37